Long-term debt and Finance Liability, textual (Details) $ in Thousands		6 Months Ended
	Jun. 22, 2021 USD ($)	Jun. 30, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Unsecured debt | Officers And Directors [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt	$ 21,000
Secured debt
Debt Instrument [Line Items]
Number Of Vessels Collateral For Debt | item		30
Minimum cash deposits under loan facilities		$ 17,500	$ 16,500
Debt Instrument Collateral Amount		$ 589,332
Senior unsecured bond maturing in June 2026 | In June 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		103.35%
Senior unsecured bond maturing in June 2026 | Between June 2025 to December 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		101.675%
Senior unsecured bond maturing in June 2026 | After December 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		100.00%
Senior unsecured bond maturing in June 2026 | Unsecured debt
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 125,000
Debt Instrument, Interest Rate, Stated Percentage	8.375%